Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Advantage Global Fund, Inc.
BlackRock Balanced Capital Fund, Inc.
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
BlackRock Sustainable Total Return Fund
BlackRock Emerging Markets Fund, Inc.
BlackRock EuroFund
BlackRock FundsSM
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Advantage International Fund
BlackRock Defensive Advantage Emerging Markets Fund
BlackRock Defensive Advantage International Fund
BlackRock Energy Opportunities Fund
BlackRock Global Equity Absolute Return Fund
BlackRock Global Impact Fund
BlackRock Global Long/Short Equity Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock International Impact Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund
BlackRock Total Factor Fund
BlackRock U.S. Impact Fund
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock Global Dividend Portfolio
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund
BlackRock Funds III
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
iShares MSCI Total International Index Fund
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
BlackRock Sustainable Advantage CoreAlpha Bond Fund
BlackRock Systematic Multi-Strategy Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK ADVANTAGE GLOBAL FUND, INC. | BLACKROCK ADVANTAGE GLOBAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Advantage Global Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK BALANCED CAPITAL FUND, INC. | BLACKROCK BALANCED CAPITAL FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Balanced Capital Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK BOND FUND, INC. | BlackRock Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Bond Fund, Inc.
BlackRock Total Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK BOND FUND, INC. | BlackRock Sustainable Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Bond Fund, Inc.
BlackRock Sustainable Total Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK EMERGING MARKETS FUND, INC. | BLACKROCK EMERGING MARKETS FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Emerging Markets Fund, Inc.
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK EUROFUND | BLACKROCK EUROFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock EuroFund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Technology Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Technology Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK HIGH EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock High Equity Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK INTERNATIONAL DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock International Dividend Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK ENERGY OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Energy Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK TACTICAL OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Tactical Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Health Sciences Opportunities Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BLACKROCK ADVANTAGE INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Advantage International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Global Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Long/Short Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Total Factor Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Total Factor Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock U.S. Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock U.S. Impact Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock International Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock International Impact Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Impact Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Sustainable Advantage International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Sustainable Advantage International Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Sustainable Advantage Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Sustainable Advantage Emerging Markets Equity Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Defensive Advantage International Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Defensive Advantage International Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Defensive Advantage Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Defensive Advantage Emerging Markets Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BLACKROCK FUNDS | BlackRock Global Equity Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock FundsSM
BlackRock Global Equity Absolute Return Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK MANAGED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Managed Income Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 40/60 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock 60/40 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK GLOBAL DIVIDEND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Global Dividend Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BlackRock Retirement Income 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds II | BlackRock Retirement Income 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds II
BlackRock Retirement Income 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2030 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2040 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic Retirement Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock Lifepath Dynamic 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2050 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2025 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2035 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2045 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2055 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | iShares MSCI Total International Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
iShares MSCI Total International Index Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2060 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds III | BlackRock LifePath Dynamic 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds III
BlackRock LifePath® Dynamic 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds IV | BlackRock Systematic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Systematic Multi-Strategy Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds IV | BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Global Long/Short Credit Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

BlackRock Funds IV | BlackRock Sustainable Advantage CoreAlpha Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BlackRock Funds IV
BlackRock Sustainable Advantage CoreAlpha Bond Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated March 1, 2022
to the Summary Prospectus(es) and Prospectus(es) of each Fund, as amended to date
Effective immediately, the Summary Prospectus(es) and Prospectus(es) of each Fund are amended as follows:
The risk factor entitled “Foreign Securities Risk” in the section of each Fund’s Summary Prospectus(es) entitled “Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, and the section of each Fund’s Prospectus(es) entitled “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund” or “Fund Overview—Key Facts About [the Fund]—Principal Risks of Investing in the Fund, the Underlying Funds and/or the ETFs,” as applicable, is amended to add the following as the eighth bullet point in the list or to delete the eighth bullet point in the list and to replace it with the following:
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.